Filed pursuant to Rule 497

File No. 333-199622

Pricing Supplement No. 7 dated April 10, 2015 to Prospectus dated January 29, 2015

Alcentra Capital InterNotes®

6.25% Notes due 2020 (the “6.25% Notes”)

6.50% Notes due 2020 (the “6.50% Notes”)

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Sales Load	Net Proceeds Before Expenses	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
01374TAH5	US01374TAH59	$17,000,000	100.000%	1.95%	$16,668,500	Fixed	6.25%	Semi-Annual	04/15/20	10/15/15	$31.25	No	Unsecured Notes
Redemption Information: NCL

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Sales Load	Net Proceeds Before Expenses	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
01374TAJ1	US01374TAJ16	$16,853,000	100.000%	1.95%	$16,524,366.50	Fixed	6.50%	Semi-Annual	04/15/20	10/15/15	$32.50	No	Unsecured Notes
Redemption Information: Callable at 100.000% on 04/15/2019 and at any time thereafter.

Trade Date: Friday, April 10, 2015

Settle Date: Wednesday, April 15, 2015

Minimum Denomination/Increments: $1,000.00/$1,000.00

Initial trades settle flat and clear Same Day Funds Settlement: DTC Book Entry only

The terms of the 6.25% Notes and the 6.50% Notes (collectively, the “Notes”) set forth in this pricing supplement, including those relating to interest rate, maturity and redemption provisions, supersede any similar terms that may be set forth in the accompanying prospectus. If the terms of the Notes offered hereby are inconsistent with those described in the accompanying prospectus, the terms described in this pricing supplement will control.

The 6.25% Notes will be issued pursuant to an Indenture, as amended and supplemented by a Eighth Supplemental Indenture.

The 6.50% Notes will be issued pursuant to an Indenture, as amended and supplemented by a Ninth Supplemental Indenture.

The date from which interest shall accrue on the Notes is Wednesday, April 15, 2015. The “Interest Payment Dates” for the Notes shall be April 15 and October 15 of each year, commencing October 15, 2015; the interest payable on any Interest Payment Date, will be paid to the person in whose name the Note (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be April 1 or October 1, as the case may be, next preceding such Interest Payment Date.

The 6.50% Notes will be redeemable in whole or in part at any time or from time to time, at the option of Alcentra Capital Corporation, on or after April 15, 2019 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 30 days’ nor more than 60 days’ prior notice to the note holder and the trustee, as described in the prospectus.

Potential investors and broker-dealers selling the Notes should be aware of certain unique risks and suitability standards relating to the Notes before their purchase of the Notes or recommendation of the Notes for purchase by their customers. Other significant risks related to the purchase of the Notes are described in the prospectus referenced below.

Unique Risks Relating to the Offering of the Notes

Although our common stock is listed and traded on a national securities exchange, you should be aware of the following unique risks relating to our offering of the Notes:

•	The Notes will not be listed or traded on any securities exchange and you should not expect to sell your Notes regardless of how we perform.
•	The Notes are the first unlisted Notes offered by us.
•	The Notes will not be rated by any credit rating agency.
•	Although certain broker-dealers may choose to make a market in the Notes, they are not required to do so, and, if they make a market, they may suspend their market making activities at any time. We do not expect a secondary market in the Notes to develop in the foreseeable future, if ever.
•	If you are able to sell your Notes, you will likely receive less than your purchase price.
•	Because you could be unable to sell your Notes, you may be unable to reduce your exposure on any market downturn.
•	You should consider that you will not have access to your money invested in the Notes until the Notes reach maturity.

As a result of these unique risks and other risks described in the prospectus relating to the offering of the Notes, an investment in the Notes may not be appropriate for all investors. If you require immediate liquidity, the Notes may not be a suitable investment for you. You should be prepared to hold the Notes to maturity.

The terms of the Notes provide for interest and principal payments; however, the Notes are not secured obligations. The Notes represent our unsecured debt obligations. Before purchasing the Notes, you should read the prospectus relating to the offering of the Notes carefully and you should consult your broker-dealer or financial adviser.

Suitability Standards for a Prospective Investor in the Notes

Incapital LLC, as the purchasing agent, has established suitability standards which require investors to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000.

The suitability standards also require that a potential investor:

•	can reasonably benefit from an investment in us based on such investor’s overall investment objectives and portfolio structuring;
•	is able to bear the economic risk of the investment based on the prospective note holder’s overall financial situation; and
•	has apparent understanding of (a) the fundamental risks of the investment, (b) the lack of liquidity of the Notes, (c) the background and qualifications of us and our adviser and (d) the tax consequences of the investment.

A broker-dealer selling the Notes must have reasonable grounds to believe based on the prospective investor’s investment objectives, other investments, financial situation and needs, and any other information known by the broker-dealer, that:

•	The investor is or will be in a financial position appropriate to enable the investor to realize to a significant extent the benefits associated with an investment in the Notes.
•	The investor has a fair market net worth sufficient to sustain the risks inherent in an investment in the Notes, including loss of investment and lack of liquidity.
•	An investment in the Notes is otherwise suitable for the investor.

No broker-dealer should execute any transaction in the Notes in a discretionary account without prior written approval of the transaction by the customer.

This pricing supplement relates only to the securities described in the prospectus dated January 29, 2015, which has been filed with the SEC, is only a summary of pricing terms and should be read together with the prospectus and the prospectus supplement dated March 20, 2015, including among other things the section entitled “Risk Factors” beginning on page 23 of the prospectus and on page 24 of the prospectus supplement and “Suitability Standards” beginning on page 133 of the prospectus. The prospectus supplement contains our annual report on Form 10-K, as amended, for the fiscal year ended December 31, 2014. This pricing supplement, the prospectus and the prospectus supplement contain important information you should know before investing in our securities. Please read them before you invest and keep them for future reference. We file annual, quarterly and current reports, proxy statements and other information about us with the SEC. This information is available free of charge by contacting us at 200 Park Avenue, 7th Floor, New York, NY 10166 or by telephone at (212) 922-8240. The SEC maintains a website at www.sec.gov where such information is available without charge upon written or oral request. Our internet website address is www.alcentracapital.com. Information contained on our website is not incorporated by reference into the prospectus, the prospectus supplement or this pricing supplement and you should not consider information contained on our website to be part of this prospectus, the prospectus supplement or this pricing supplement.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed on the adequacy or accuracy of this pricing supplement. Any representation to the contrary is a criminal offense. Obligations of Alcentra Capital Corporation and any subsidiary of Alcentra Capital Corporation are not guaranteed by the full faith and credit of the United States of America. Neither Alcentra Capital Corporation nor any subsidiary of Alcentra Capital Corporation is a government-sponsored enterprise or an instrumentality of the United States of America.

InterNotes® is a registered trademark of Incapital Holdings LLC.